S000047033 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	134 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Small Cap Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		29.26%	6.91%	8.13%	7.56%
Performance Inception Date					Oct. 20, 2014
MSCI ACWI ex USA IMI Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.96%	7.77%	8.37%	7.07%
Performance Inception Date	[1]				Oct. 20, 2014
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		33.02%	14.95%	10.38%	9.89%
Performance Inception Date					Oct. 20, 2014
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.23%	12.89%	8.87%	8.52%
Performance Inception Date					Oct. 20, 2014
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.58%	11.69%	8.20%	7.88%
Performance Inception Date					Oct. 20, 2014
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		32.75%	14.67%	10.14%	9.64%
Performance Inception Date					Oct. 20, 2014

[1]	The MSCI ACWI ex USA IMI Index (Net) serves as the Fund’s regulatory index and provides a broad measure of market performance. Also presented is the performance of the MSCI ACWI ex USA Small Cap Index (Net), which the Fund believes is more representative of the securities in which the Fund invests.